united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 9/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value

	COMMON STOCK - 77.0%
	AUTO MANUFACTURERS - 1.6%
110,300	Tesla Motors, Inc. *	$ 27,398,520

	AUTO PARTS & EQUIPMENT - 9.6%
492,000	BorgWarner, Inc.	20,462,280
7,142,857	Car Charging Group, Inc. *^+#	1,002,143
439,000	Lear Corp.	47,754,420
705,000	Magna International, Inc.	33,847,050
873,800	Mobileye NV *	39,740,424
255,600	WABCO Holdings, Inc. *	26,794,548
		169,600,865
	BIOTECHNOLOGY - 9.3%
95,000	Applied Genetic Technologies Corp. *	1,248,300
328,800	Bluebird Bio, Inc. *	28,128,840
609,900	Celgene Corp. *	65,972,883
228,800	Celldex Therapeutics, Inc. *	2,411,552
815,200	Five Prime Therapeutics, Inc. *	12,545,928
80,000	Ligand Pharmaceuticals, Inc. *	6,852,000
472,800	MacroGenics, Inc. *	10,127,376
349,600	Medivation, Inc. *	14,858,000
1,449,700	Novavax, Inc. *	10,249,379
384,200	Sangamo Biosciences, Inc. *	2,166,888
435,500	Stemline Therapeutics, Inc. *	3,845,465
1,203,431	Veracyte, Inc. *	5,644,091
		164,050,702
	COMMERCIAL SERVICES - 5.6%
1,170,500	KAR Auction Services, Inc.	41,552,750
696,500	Macquarie Infrastructure Co. LLC	52,000,690
232,800	Quanta Services, Inc. *	5,636,088
		99,189,528
	DIVERSIFIED FINANCIAL SERVICES - 0.5%
428,600	Aircastle, Ltd.	8,833,446

	ELECTRIC - 1.4%
1,401,800	Calpine Corp. *	20,466,280
334,100	8Point3 Energy Parterns	3,544,801
		24,011,081
	ENERGY-ALTERNATE SOURCES - 4.0%
372,800	Solarcity Corp. *	15,922,288
2,827,600	SunEdison, Inc. *	20,302,168
641,700	Sunpower Corp. *	12,859,668
677,100	Terraform Global, Inc. *	4,509,486
1,248,300	Terraform Power, Inc.	17,750,826
		71,344,436
	ENGINEERING & CONSTRUCTION - 1.1%
468,200	Chicago Bridge & Iron Co. NV	18,568,812

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value

	FOOD - 0.7%
2,590,200	SunOpta, Inc. *	$ 12,588,372

	FOREST PRODUCTS & PAPER - 0.7%
328,400	Domtar Corp.	11,740,300

	INTERNET - 2.0%
633,400	Splunk, Inc. *	35,058,690

	IRON/STEEL - 1.5%
1,515,500	Steel Dynamics, Inc.	26,036,290

	MACHINERY - DIVERSIFIED - 2.1%
205,000	Cognex Corp.	7,045,850
350,000	Wabtec Corp/DE	30,817,500
		37,863,350
	OIL & GAS SERVICES - 0.6%
144,800	EOG Resources, Inc.	10,541,440

	PHARMACEUTICALS - 7.4%
711,400	AbbVie, Inc.	38,707,274
221,100	ACADIA Pharmaceuticals, Inc. *	7,311,777
190,900	Agios Pharmaceuticals, Inc. *	13,475,631
358,300	Chimerix, Inc. *	13,687,060
441,818	Collegium Pharmaceutical, Inc. *	9,768,596
122,526	Collegium Pharmaceutical, Inc. *^+	2,627,776
1,027,400	Dyax Corp. *	19,613,066
293,000	Portola Pharmaceuticals, Inc. *	12,487,660
220,100	Sarepta Therapeutics, Inc. *	7,067,411
1,591,122	SFJ Pharmaceuticals LP *+	1,511,566
30,000	Tetraphase Pharmaceuticals, Inc. *	223,800
50,000	Xencor, Inc. *	611,500
616,300	Zosano Pharma Corp. *	2,440,548
		129,533,665
	RETAIL - 2.9%
730,400	Lowe's Cos., Inc.	50,339,168

	SEMICONDUCTORS - 8.8%
312,700	ASML Holding NV	27,511,346
799,100	Inphi Corp. *	19,210,364
1,027,800	Integrated Device Technology, Inc. *	20,864,340
661,300	Lam Research Corp.	43,202,729
292,600	Linear Technology Corp.	11,806,410
390,500	Synaptics, Inc. *	32,200,630
		154,795,819
	SOFTWARE - 11.9%
788,700	CyberArk Software, Ltd. *	39,545,418
309,700	Imperva, Inc. *	20,279,156
210,200	Interactive Intelligence Group, Inc. *	6,245,042
492,900	Proofpoint, Inc. *	29,731,728
983,000	Qlik Technologies, Inc. *	35,830,350
681,600	Red Hat, Inc. *	48,993,408
372,600	Tableau Software, Inc. *	29,726,028
		210,351,130

Eventide Gilead Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value

	TELECOMMUNICATIONS - 3.5%
363,500	Palo Alto Networks, Inc. *	$ 62,522,000

	TRANSPORTATION - 1.8%
360,200	Costamare, Inc.	4,419,654
1,184,800	XPO Logistics, Inc. *	28,233,784
		32,653,438

	TOTAL COMMON STOCK (Cost $1,414,551,119)	1,357,021,052

	PREFERRED STOCK - 0.3%
	AUTO PARTS & EQUIPMENT - 0.3%
67,382	Car Charging Group, Inc., 9.64%, 12/23/2015 *^+# (Cost $5,815,892)	5,984,768
		5,984,768

	WARRANTS - 0.0%
10,204,081	Car Charging Group, Inc., $0.70 *^+#	53,061
7,142,858	Car Charging Group, Inc., $0.70 *^ +#	45,000
1,318,889	Car Charging Group, Inc., $1.00 *^ +#	10,815
	TOTAL WARRANTS (Cost $0)	108,876

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.7%
520,000	Crown Castle International Corp.	41,012,400
540,200	Extra Space Storage, Inc.	41,681,832
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $79,565,111)	82,694,232
Par Value
	CORPORATE BONDS - 0.0%
$ 145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015 (Cost $144,963)	145,000

Shares
	SHORT-TERM INVESTMENTS - 20.7%
364,039,472	Fidelity Institutional Money Market Fund - Institutional Class, 0.17%** (Cost $364,039,472)	364,039,472

	TOTAL INVESTMENTS - 102.7% (Cost $1,864,116,557)(a)	$ 1,809,993,400
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7) %	(47,700,555)
	TOTAL NET ASSETS - 100.0%	$ 1,762,292,845

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2015.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
# Affilliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
+ Fair valued security. As of September 30, 2015 fair valued securities had a market value of $11,235,129 and represented 0.6% of Total Net Assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,862,071,320 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 141,302,147
	Unrealized depreciation	(193,380,067)
	Net unrealized depreciation	$ (52,077,920)

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value

	COMMON STOCK - 96.2%
	BIOTECHNOLOGY - 43.6%
87,100	Acceleron Pharma, Inc. *	$ 2,168,790
70,700	Alnylam Pharmaceuticals, Inc. *	5,681,452
155,500	Applied Genetic Technologies Corp. *	2,043,270
80,400	BioMarin Pharmaceutical Inc. *	8,467,728
90,800	Bluebird Bio, Inc. *	7,767,940
107,000	Blueprint Medicines Corp. *	2,283,380
68,700	Celgene Corp. *	7,431,279
280,700	Dynavax Technologies Corp. *	6,888,378
349,700	Five Prime Therapeutics, Inc. *	5,381,883
197,100	Infinity Pharmaceuticals *	1,665,495
144,600	Insmed, Inc. *	2,685,222
140,000	Kite Pharmaceuticals, Inc. *	7,795,200
33,500	Ligand Pharmaceuticals, Inc. *	2,869,275
339,200	Loxo Oncology, Inc. *	5,929,216
236,800	MacroGenics, Inc. *	5,072,256
117,800	Medivation, Inc. *	5,006,500
647,800	Novavax, Inc. *	4,579,946
146,900	OncoMed Pharmaceuticals, Inc. *	2,437,071
87,172	Prothena Corp. PLC *	3,952,378
178,400	Repligen Corp. *	4,968,440
240,600	Retrophin, Inc. *	4,874,556
119,200	Sage Therapeutics, Inc. *	5,044,544
98,300	Sangamo BioSciences, Inc. *	554,412
176,200	Seattle Genetics, Inc. *	6,794,272
49,000	Spark Therapeutics, Inc. *	2,044,770
299,500	Stemline Therapeutics, Inc. *	2,644,585
105,500	Ultragenyx Pharmaceutical, Inc. *	10,160,705
914,637	Veracyte, Inc. *	4,289,648
		131,482,591
	HEALTHCARE-PRODUCTS - 4.8%
364,600	Accuray, Inc. *	1,821,177
184,100	AtriCure, Inc. *	4,033,631
115,200	Cardiovascular Systems, Inc. *	1,824,768
136,000	Natus Medical, Inc. *	5,365,200
155,300	Tandem Diabetes Care, Inc. *	1,368,193
		14,412,969

Eventide Healthcare & Life Sciences Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value

	PHARMACEUTICALS - 41.8%
108,400	AbbVie, Inc.	$ 5,898,044
105,600	ACADIA Pharmaceuticals, Inc. *	3,492,192
54,000	Agios Pharmaceuticals, Inc. *	3,811,860
156,800	Cempra, Inc. *	4,365,312
176,200	Chimerix, Inc. *	6,730,840
175,400	Cidara Therapeutics, Inc. *	2,231,088
533,600	Colegium Pharmaceutical, Inc. *	11,797,896
245,052	Collegium Pharmaceutical, Inc. *^+	5,255,555
241,500	DBV Technologies SA *	8,594,985
315,300	Dicerna Pharmaceuticals, Inc. *	2,588,613
422,900	Dyax Corp. *	8,073,161
15,479	Global Blood	652,595
68,700	GW Pharmaceuticals PLC *	6,277,119
154,501	Immune Design Corp. *	1,884,912
246,100	Neurocrine Biosciences, Inc. *	9,792,319
186,900	Portola Pharmaceuticals, Inc. *	7,965,678
160,516	Regulus Therapeutics, Inc. *	1,049,775
106,300	Sarepta Therapeutics, Inc. *	3,413,293
107,530	Seres Therapeutics, Inc. *	3,187,189
397,781	SFJ Pharamceuticals LP *+	377,892
348,600	Supernus Pharmaceuticals	4,890,858
168,000	TESARO, Inc. *	6,736,800
144,000	Tetraphase Pharmaceuticals, Inc. *	1,074,240
375,800	TG Therapeutics, Inc. *	3,788,064
403,912	Tracon Pharmaceuticals, Inc. *	3,946,220
154,900	uniQure B.V. *	3,167,705
316,600	Xencor, Inc. *	3,872,018
268,100	Zosano Pharma Corp. *	1,061,676
		125,977,899
	SOFTWARE - 6.0%
58,000	athenahealth, Inc. *	7,734,300
783,600	Caslight Health, Inc. *	3,291,120
101,600	Cerner Corp. *	6,091,936
18,900	Medidata Solutions, Inc. *	795,879
		17,913,235

	TOTAL COMMON STOCK (Cost $294,346,713)	289,786,694

	SHORT-TERM INVESTMENTS - 20.6%
62,172,173	Fidelity Institutional Money Market Fund - Institutional Class, 0.17%** (Cost $62,172,173)	62,172,173

	TOTAL INVESTMENTS - 116.8% (Cost $356,518,886)(a)	$ 351,958,867
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.8) %	(50,683,302)
	TOTAL NET ASSETS - 100.0%	$ 301,275,565

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September, 30, 2015.
^ Private investments in public equities "PIPE". PIPE invesments are Unregistered shares of an illiquid and restricted security.
+ Fair valued security. As of September 30, 2015 fair valued securities had a market value of $5,633,447 and represented 1.9% of Total Net Assets.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $356,551,954 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 37,550,424
	Unrealized depreciation	(42,143,511)
	Net unrealized depreciation	$ (4,593,087)

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares		Value

	COMMON STOCK - 38.6%
	AUTO MANUFACTURERS - 1.0%
3,700	New Flyer Industries, Inc.	$ 56,471

	AUTO PARTS & EQUIPMENT - 3.7%
4,800	Cie Generale des Etablissement Michelin - ADR	87,120
2,750	Johnson Controls, Inc.	113,740
		200,860
	BANKS - 1.9%
4,950	Nordea Bank - ADR	54,797
2,400	Westpac Banking Corp. - ADR	50,544
		105,341
	COMMERCIAL SERVICES - 1.2%
850	Macquarie Infrastructure Co. LLC	63,461

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
700	Federal Agricultural Mortgage Corp.	18,151

	ELECTRIC - 6.9%
1,700	Abengoa Yield PLC	28,135
2,257	Energias de Portugal - ADR	82,065
9,100	Electricite de France - ADR	31,941
5,100	NRG Yield, Inc.	59,211
2,486	Red Electrica Corp. - ADR	41,193
5,751	SSE PLC - ADR	131,123
		373,668
	ELECTRICAL COMPONENETS & EQUIPMENT - 2.1%
10,200	Schneider Electric - ADR	114,036

	ELECTRONICS - 0.5%
1,000	National Instruments Corp.	27,790

	ENERGY-ALTERNATE SOURCES - 1.5%
2,050	Pattern Energy Group, Inc.	39,134
3,300	Terraform Global, Inc. *	21,978
1,250	Terraform Power, Inc.	17,775
		78,887
	HEALTHCARE - PRODUCTS - 1.0%
600	Stryker Corp.	56,460

	INSURANCE - 2.2%
6,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	119,680

	INVESTMENT COMPANIES - 2.1%
11,200	Hercules Technology Growth Capital, Inc.	113,232

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value

	MACHINERY - CONSTRUCTION & MINING - 0.5%
1,650	ABB, Ltd. ADR	$ 29,155

	MISCELLANEOUS MANUFACTURING - 1.4%
1,500	Eaton Corp. PLC	76,950

	PHARMACEUTICALS - 1.5%
1,525	AbbVie, Inc.	82,975

	PIPELINES- 1.6%
3,250	Spectra Energy Corp.	85,377

	RETAIL - 2.2%
10,662	Kingfisher PLC - ADR	116,536

	SEMICONDUCTORS - 3.8%
1,325	Lam Research Corp.	86,562
5,650	Taiwan Semiconductors Manufacturing Co., Ltd. - ADR	117,238
		203,800
	TELECOMMUNICATIONS - 1.6%
9,000	Telefonaktiebolaget LM Ericsson - ADR	88,020

	TRANSPORTATION - 1.6%
1,100	Norfolk Southern Corp.	84,040

	TOTAL COMMON STOCK (Cost $2,249,100)	2,094,890

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.0%
9,400	Brandywine Realty Trust	115,808
1,500	Crown Castle International Corp.	118,305
850	Digital Realty Trust, Inc.	55,522
1,470	HCP, Inc.	54,757
3,550	Lexington Realty Trust	28,755
1,800	Liberty Property Trust	56,718
100	Welltower, Inc.	6,772
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $444,153)	436,637

	MUTUAL FUNDS - 8.4%
	CLOSED-END FUNDS - 2.7%
7,350	BlackRock Tavable Municipal Bond Trust	148,323

	DEBT FUNDS - 5.7%
3,203	iShares GNMA Bond ETF	160,759
5,111	PowerShares Build America Bond Portfolio	149,650
		310,409

	TOTAL MUTUAL FUNDS (Cost $458,565)	458,732

Eventide Multi-Asset Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares		Value

	PREFERRED STOCK - 3.0%
	BANKS - 0.5%
1,000	BB&T Corp., 5.85%, 5/1/2017	$ 25,350

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
2,250	Anally Capital Management, Inc., 7.63%, 5/16/2017	55,530
2,049	Digital Realty Trust, Inc., 7.38%, 3/26/2019	54,688
		110,218
	SEMICONDUCTORS - 0.5%
400	Federal Agricultural Mortgage Corp., 6.00%, 7/18/2024	10,130
600	Federal Agricultural Mortgage Corp., 6.88%, 4/17/2019	15,675
		25,805

	TOTAL PREFERRED STOCK (Cost $162,632)	161,373

	LIMITED PARTNERSHIPS - 3.3%
	ELECTRIC - 1.3%
2,500	Brookfield Renewable Energy Parterns LP	68,725

	ENERGY - ALTERNATIVE SOURCES - 0.0%
100	NextEra Energy Partners LP	2,180

	PIPELINES - 2.0%
2,700	Spectra Energy Partners LP	108,594

	TOTAL LIMITED PARTNERSHIPS (Cost $200,915)	179,499

Par Value
	BONDS - 6.0%
	MUNICIPAL - 2.0%
$ 25,000	City of Auburn NY, 2.63%, 3/1/2020	25,287
25,000	County of Ottawa MI, 7.00%, 5/1/2027	27,958
20,000	Fraser Public School District, 5.45%, 5/1/2020	21,926
30,000	Town of Lancaster MA, 2.85%, 9/15/2019	30,443
		105,614
	PIPELINES - 1.1%
50,000	Spectra Energy Capital, LLC., 8.00%, 2/1/2019	58,475

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.9%
50,000	Brandywine Operating Partnership LP	49,443
50,000	Digital Realty Trust LP	54,505
50,000	WP Carey, Inc.	51,094
		155,042

	TOTAL BONDS (Cost $320,599)	319,131

Shares
	SHORT-TERM INVESTMENTS - 42.0%
2,282,001	Fidelity Institutional Money Market Fund - Institutional Class, 0.17%** (Cost $2,282,001)	2,282,001

	TOTAL INVESTMENTS - 109.3% (Cost $6,117,991)(a)	$ 5,932,263
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3%)	(503,387)
	TOTAL NET ASSETS - 100.0%	$ 5,428,876

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on September 30, 2015.
ADR - American Depository Receipts
PLC - Public Limited Company
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,117,991 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 9,728
Unrealized depreciation		(195,456)
Net unrealized depreciation		$ (185,728)

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuations represent fair value

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund's assets and liabilities measured at fair value:

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Eventide Gilead Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,351,879,567	$ 3,629,919	$ 1,511,566	$ 1,357,021,052
Real Estate Investment Trust (REITs)	82,694,232	-	-	82,694,232
Preferred Stock	-	-	5,984,768	5,984,768
Warrants	-	108,876	-	108,876
Corporate Bonds	-	145,000	-	145,000
Short-Term Investments	364,039,472	-	-	364,039,472
Total	$1,798,613,271	$ 3,883,795	$ 7,496,334	$ 1,809,993,400

Eventide Healthcare & Life Sciences Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 284,153,247	$ 5,255,555	$ 377,892	$ 289,786,694
Short-Term Investments	62,172,173	-	-	62,172,173
Total	$ 346,325,420	$ 5,255,555	$ 377,892	$ 351,958,867
Eventide Multi-Asset Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,094,890	$ -	$ -	$ 2,094,890
Real Estate Investment Trust (REITs)	436,637	-	-	436,637
Preferred Stock	161,373	-	-	161,373
Mutual Funds	458,732	-	-	458,732
Limited Partnerships	179,499	-	-	179,499
Bonds	-	319,131	-	319,131
Short-Term Investments	2,282,001	-	-	2,282,001
Total	$ 5,613,132	$ 319,131	$ -	$ 5,932,263

For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Eventide Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a reconciliation of assets in which level 3 inputs were used in determining value:
Eventide Gilead Fund
	Common Stock	Preferred Stock	Total
Beginning Balance 6/30/2015	$ -	$ 5,815,892	$ 5,815,892
Total realized gain (loss)	-	-	$ -
Appreciation (Depreciation)	(79,556)	168,876	$ 89,320
Cost of Purchases	1,591,122	-	$ 1,591,122
Proceeds from Short Sales	-	-	$ -
Accrued Interest	-	-	$ -
Net transfers in/out of level 3	-	-	$ -
Ending Balance 9/30/2015	$ 1,511,566	$ 5,984,768	$ 7,496,334

Eventide Healthcare & Life Sciences Fund
	Common Stock	Total
Beginning Balance 6/30/2015	$ -	$ -
Total realized gain (loss)	-	$ -
Appreciation (Depreciation)	(19,889)	$ (19,889)
Cost of Purchases	397,781	$ 397,781
Proceeds from Short Sales	-	$ -
Accrued Interest	-	$ -
Net transfers in/out of level 3	-	$ -
Ending Balance 9/30/2015	$ 377,892	$ 377,892

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 securities are (1) review of the underlying common stock (2) review of the preferred stock conversion price outlined in the holding’s press release (3) review of any significant price changes in the underlying stock during the period. Significant changes in any of these inputs could result in a significantly lower or higher fair value treatment.

Portfolio Concentration Risk - The Eventide Healthcare & Life Sciences Fund invests primarily in equity and equity-related securities of companies in the healthcare and life sciences sectors that derive or are expected to derive 50% or more of their revenue from healthcare and life science products and services including, but not limited to, biotechnology, pharmaceuticals, diagnostics, life science tools, medical devices, healthcare information technology, healthcare services, synthetic biology, agricultural and environmental management, and pharmaceutical manufacturing products and services. Because of its focus on healthcare and life science companies, the Eventide Gilead Healthcare & Life Sciences Fund’s investment performance will be closely tied to many factors which affect those companies. Eventide Healthcare & Life Sciences Fund may also invest in a relatively fewer number of issuers. As a result, the Eventide Healthcare & Life Sciences Fund’s net asset value is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

Private Investment Risk - The Fund may invest in private investment in public equities (“PIPE”). PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 11/24/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 11/24/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 11/24/2015